3. Loans, Allowance for Loan Losses and Credit Quality (Details 2)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Loans Allowance For Loan Losses And Credit Quality
Residential mortgage loans in process of foreclosure, number of loans	9	12
Residential mortgage loans in process of foreclosure, current balance	$ 495,943	$ 961,709